UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Balanced Fund

[photo of four trees at sunset - snow on the ground and clouds in the sky]

Semi-annual report for the six months ended June 30, 2006

American Balanced Fund® seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	-0.91%	+4.92%	+8.91%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22-25 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 2.62%, which reflects a fee waiver (2.60% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 2.20%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3. Please see the inside back cover for important information about other share classes.

The return of principal for the bond holdings in American Balanced Fund is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

[photo of four trees at sunset - snow on the ground and clouds in the sky]

Fellow shareholders:

The first half of 2006 was characterized by continued rises in inflation, interest rates and oil prices. In this environment, it was difficult for investors to achieve positive returns in any asset class.

American Balanced Fund produced a total return of 2.2% for the six-month period ended June 30, in line with the 2.2% return for the Lipper Balanced Funds Index. Stocks, as measured by Standard & Poor’s 500 Composite Index, had a total return of 2.7%. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, declined 0.7%. The latter two indexes are unmanaged.

What influenced fund results

Faced with an annual inflation rate exceeding 4%, the Federal Reserve continued its program of tightening monetary policy in the first six months of the year. The federal funds rate was increased to 5.25% from 4.25%, and long rates also followed suit. Further, the price of oil continued its rapid rise, reaching a high of almost $74 on June 30. One would normally expect such developments to slow the economy. While there may indeed be some early signs of that, corporate profits have continued very strong with profit margins at or near record highs. While no one can know for sure, we expect to see considerable moderation in the rate of economic growth and corporate earnings later this year or early in 2007.

Reflecting the high oil price, energy stocks were the highlight of our portfolio in the period with some of them rising more than 30%. In addition, telecommunications stocks did well with the proposed acquisition of BellSouth by AT&T causing the former to increase more than 30%. Many of our non-U.S. stocks also showed good gains. On the other hand, technology and health care stocks were disappointing and had a negative impact on our results. In the wake of their decline following the bubble of the late 1990s, many technology stocks now appear to us to offer good growth prospects at very reasonable valuations. We responded to their weakness during the period by increasing our exposure to this area.

The fund’s bond returns were generally flat with corporate and mortgage- and asset-backed bonds doing slightly better than U.S. government bonds. The fund has extended the bond portfolio’s average maturity slightly but remains conservatively positioned in the rising interest rate environment. Of the fund’s fixed income portfolio, 38% was invested in mortgage- and asset-backed securities, 34% in corporate bonds and 28% in government bonds.

One trend in the past few years has been for corporations to increase dividend payments to shareholders or to initiate dividends if they had not previously paid one. We view this development as welcome and feel it should have a favorable long-term impact on returns from common stocks. In addition, the increase in interest rates has caused the fund’s fixed income position to generate more income. Reflecting this combination of factors, American Balanced Fund increased its dividend to a quarterly rate of 11 cents in February. Should current trends continue, it is likely our dividend will increase again in the second half of this year.

It is American Balanced Fund’s policy to have between 50% and 75% of the portfolio invested in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of equities, bonds and cash. During the period, we slightly reduced our stock position and slightly increased our bond position. At the end of the first half, the fund had 65% in stocks, 31% in bonds and 4% in cash.

Since its inception in 1932, the fund has approached the management of its investments as if they constituted the complete investment program of the prudent investor. This approach is fundamental to the manner in which we manage your portfolio. We look forward to reporting to you again at the end of the year.

Cordially,

/s/ Robert G. O’Donnell	/s/ Gregory D. Johnson
Robert G. O’Donnell	Gregory D. Johnson
Vice Chairman of the Board	President
and Principal Executive Officer

July 26, 2006

For current information about the fund, visit americanfunds.com.

Other share class results                      unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
June 30, 2006:	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	-0.70%	+5.03%	+8.31%
Not reflecting CDSC	+4.30%	+5.36%	+8.31%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+3.26%	+5.30%	+5.85%
Not reflecting CDSC	+4.26%	+5.30%	+5.85%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+5.09%	+6.12%	+6.67%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	-1.00%	—	+5.15%
Not reflecting maximum sales charge	+5.04%	—	+6.59%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	-0.77%	—	+5.29%
Not reflecting CDSC	+4.23%	—	+5.68%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+3.24%	—	+6.02%
Not reflecting CDSC	+4.24%	—	+6.02%

Class 529-E shares*†— first sold 3/5/02	+4.72%	—	+5.60%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+5.24%	—	+10.13%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22-25 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, June 30, 2006	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Investment mix by security type	Percent
of net assets

Common stocks:	65%
Fixed-income securities:	31
Short-term securities and other assets less liabilities	4

		Market	Percent
		value	of net
Common stocks - 64.68%	Shares	(000)	assets

Information technology - 12.72%
Microsoft Corp.	51,500,000	$1,199,950	2.30%
Oracle Corp. (1)	58,000,000	840,420	1.61
International Business Machines Corp.	10,000,000	768,200	1.47
Cisco Systems, Inc. (1)	28,500,000	556,605	1.07
Nokia Corp. (ADR)	22,145,000	448,658.86
Intel Corp.	19,545,700	370,391.71
Motorola, Inc.	16,930,000	341,140.66
Applied Materials, Inc.	17,338,300	282,268.54
Other securities		1,826,697	3.50
		6,634,329	12.72

Financials - 10.74%
Citigroup Inc.	19,300,000	931,032	1.79
Berkshire Hathaway Inc., Class A (1)	7,590	695,692	1.33
Wells Fargo & Co.	9,025,000	605,397	1.16
Fannie Mae	9,500,000	456,950.88
Washington Mutual, Inc.	9,500,000	433,010.83
American International Group, Inc.	5,550,000	327,728.63
U.S. Bancorp	10,540,000	325,475.62
Freddie Mac	3,000,000	171,030.33
Other securities		1,655,398	3.17
		5,601,712	10.74

Health care - 7.56%
Eli Lilly and Co.	11,202,000	619,135	1.19
Abbott Laboratories	11,950,000	521,139	1.00
Medtronic, Inc.	9,450,000	443,394.85
Johnson & Johnson	4,900,000	293,608.56
Merck & Co., Inc.	8,000,000	291,440.56
Other securities		1,772,653	3.40
		3,941,369	7.56

Industrials - 6.96%
General Electric Co.	22,700,000	748,192	1.44
Northrop Grumman Corp.	8,110,000	519,526	1.00
Deere & Co.	3,848,750	321,332.62
Tyco International Ltd.	11,440,000	314,600.60
Caterpillar Inc.	4,000,000	297,920.57
Other securities		1,425,577	2.73
		3,627,147	6.96

Consumer discretionary - 6.70%
Target Corp.	11,850,000	579,109	1.11
Lowe's Companies, Inc.	7,100,000	430,757.82
Time Warner Inc.	21,300,000	368,490.71
Walt Disney Co.	9,900,000	297,000.57
Best Buy Co., Inc.	5,100,000	279,684.54
Other securities		1,539,631	2.95
		3,494,671	6.70

Consumer staples - 6.44%
Wal-Mart Stores, Inc.	22,800,000	1,098,276	2.10
Altria Group, Inc.	11,200,000	822,416	1.58
Coca-Cola Co.	8,750,000	376,425.72
Other securities		1,063,434	2.04
		3,360,551	6.44

Energy - 6.24%
ConocoPhillips	11,400,000	747,042	1.43
Royal Dutch Shell PLC, Class A (ADR)	10,800,000	723,384	1.39
Chevron Corp.	11,375,000	705,932	1.35
Exxon Mobil Corp.	6,700,000	411,045.79
Other securities		668,308	1.28
		3,255,711	6.24

Materials - 3.39%
International Paper Co.	11,300,000	364,990.70
Alcoa Inc.	11,100,000	359,196.69
Dow Chemical Co.	7,000,000	273,210.53
E.I. du Pont de Nemours and Co.	6,500,000	270,400.52
Other securities		496,954.95
		1,764,750	3.39

Telecommunication services - 2.71%
Sprint Nextel Corp., Series 1	22,500,000	449,775.86
BellSouth Corp.	9,750,000	352,950.68
AT&T Inc.	11,750,000	327,707.63
Other securities		282,967.54
		1,413,399	2.71

Utilities - 0.46%
Other securities		239,302.46

Miscellaneous - 0.76%
Other common stocks in initial period of acquisition		398,240.76

Total common stocks (cost: $29,572,298,000)		33,731,181	64.68

		Market	Percent
		value	of net
Preferred stocks - 0.44%	Shares	(000)	assets

Financials - 0.42%
Fannie Mae, Series O, 7.065% preferred (2)	150,000	8,091.01
Other securities		212,092.41
		220,183.42

Miscellaneous - 0.02%
Other preferred stocks in initial period of acquisition		6,853.02

Total preferred stocks (cost: $227,534,000)		227,036.44

		Market	Percent
		value	of net
Convertible securities - 0.02%		(000)	assets

Other - 0.02%
Other securities		10,703.02

Total convertible securities (cost: $11,541,000)		10,703.02

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 30.72%	(000)	(000)	assets

Mortgage-backed obligations (3) - 9.58%
Fannie Mae 0%-11.90% 2010-2042 (4)	$800,150	779,624	1.50
Freddie Mac 0%-10.00% 2008-2036 (4)	628,959	596,649	1.14
Government National Mortgage Assn. 6.00% 2036	307,750	304,503.59
Other securities		3,313,066	6.35
		4,993,842	9.58

U.S. government & government agency bonds & notes - 8.30%
U.S. Treasury:
!3.50% 2006	500,000	496,835
!4.25% 2010 (5)	359,196	381,570
!6.875% 2025	233,250	276,583
!0.875%-10.375% 2007-2036 (5)	2,430,794	2,507,426	7.02
Fannie Mae 5.25%-6.25% 2007-2029	273,125	281,199.54
Freddie Mac 3.625%-6.25% 2008-2012	118,000	117,023
Freddie Mac 5.75% 2010	€ 3,000	4,097.23
Other securities		265,895.51
		4,330,628	8.30

Financials - 4.25%
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (2) (4)	$133,000	127,867
Washington Mutual, Inc. 4.00%-5.796% 2007-2017 (4)	115,750	111,448.46
International Lease Finance Corp. 4.35%-5.875% 2008-2013	62,350	60,576
ILFC E-Capital Trust I 5.90% 2065 (2) (4)	37,500	36,590
American General Finance Corp. 4.875%-5.85% 2012-2015	27,500	26,527
American International Group, Inc. 6.25% 2036 (2)	9,500	9,135
AIG SunAmerica Global Financing VII 5.85% 2008 (2)	7,750	7,781
AIG SunAmerica Global Financing XII 5.30% 2007 (2)	3,000	2,989.27
Citigroup Inc. 4.125%-5.125% 2009-2011	42,000	40,433.08
Wells Fargo & Co. 3.50%-4.125% 2008	30,000	28,999.06
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,761.01
Other securities		1,760,262	3.37
		2,217,368	4.25

Asset-backed obligations - 1.98%
Other securities		1,030,265	1.98

Consumer discretionary - 1.73%
Other securities		903,705	1.73

Telecommunication services - 1.46%
Nextel Communications, Inc. 6.875%-7.375% 2013-2015	148,500	150,388
Sprint Capital Corp. 6.875%-7.625% 2011-2028	16,000	16,771.32
Other securities		591,935	1.14
		759,094	1.46

Industrials - 1.04%
General Electric Capital Corp., Series A, 3.50%-6.00% 2007-2026 (4)	88,000	87,611
General Electric Co. 5.00% 2013	23,000	22,061.21
Northrop Grumman Corp. 4.079% 2006	25,000	24,859.05
Other securities		407,240.78
		541,771	1.04

Utilities - 0.74%
Other securities		388,310.74

Information technology - 0.36%
Cisco Systems, Inc. 5.25% 2011	59,500	58,456.11
Oracle Corp. 5.00% 2011	30,000	28,981.06
Other securities		98,875.19
		186,312.36

Other - 1.28%
Other securities		671,279	1.28

Total bonds & notes (cost: $16,413,583,000)		16,022,574	30.72

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 5.34%	(000)	(000)	assets

Federal Home Loan Bank 4.86%-5.295% due 7/14-9/29/2006 (6)	$361,001	359,061.69
Clipper Receivables Co., LLC 4.96%-5.13% due 7/10-7/24/2006 (2)	269,100	268,406.51
International Lease Finance Corp. 5.27%-5.28% due 8/23-9/7/2006 (6)	150,000	148,716.28
Edison Asset Securitization LLC 5.08%-5.26% due 8/17/2006 (2) (6)	50,000	49,658
General Electric Capital Services, Inc. 5.28% due 8/28/2006 (6)	50,000	49,572.19
CAFCO, LLC 5.03%-5.10% due 7/13-8/1/2006 (2)	98,600	98,284.19
IBM Capital Inc. 5.14%-5.15% due 9/8-9/11/2006 (2)	92,945	91,995.18
Wal-Mart Stores Inc. 4.92% due 7/25/2006 (2)	50,000	49,827.09
NetJets Inc. 5.11% due 8/8/2006 (2) (6)	40,000	39,778.08
Freddie Mac 5.01% due 9/5/2006	25,000	24,764.05
Fannie Mae 5.07%-5.28% due 8/30-9/27/2006	20,700	20,467.04
Other securities		1,586,753	3.04

Total short-term securities (cost: $2,787,260,000)		2,787,281	5.34

Total investment securities (cost: $49,012,216,000)		52,778,775	101.20
Other assets less liabilities		(627,301)	(1.20)

Net assets		$52,151,474	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $3,631,916,000, which represented 6.96% of the net assets of the fund.

(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Coupon rate may change periodically.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at June 30, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost:$ 49,012,216)			$52,778,775
Cash			20,479
Receivables for:
Sales of investments		$137,317
Sales of fund's shares		60,800
Dividends and interest		209,937	408,054
			53,207,308
Liabilities:
Payables for:
Purchases of investments		957,709
Repurchases of fund's shares		64,332
Investment advisory services		9,189
Services provided by affiliates		22,656
Deferred directors' compensation		1,460
Other fees and expenses		488	1,055,834
Net assets at June 30, 2006			$52,151,474

Net assets consist of:
Capital paid in on shares of capital stock			$47,259,116
Undistributed net investment income			137,318
Undistributed net realized gain			988,938
Net unrealized appreciation			3,766,102
Net assets at June 30, 2006			$52,151,474

Total authorized capital stock - 5,500,000 shares, $.001 par value (2,900,928 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$33,021,358	1,835,035	$17.99
Class B	5,119,162	285,314	17.94
Class C	5,435,374	303,139	17.93
Class F	1,163,598	64,674	17.99
Class 529-A	990,900	55,108	17.98
Class 529-B	278,591	15,499	17.98
Class 529-C	450,022	25,033	17.98
Class 529-E	64,608	3,594	17.97
Class 529-F	22,377	1,245	17.97
Class R-1	68,410	3,817	17.92
Class R-2	960,455	53,573	17.93
Class R-3	2,738,566	152,669	17.94
Class R-4	1,515,127	84,292	17.97
Class R-5	322,926	17,936	18.00

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $19.10 and $19.08, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2006	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,978)	$374,558
Interest	432,912	$807,470

Fees and expenses*:
Investment advisory services	62,586
Distribution services	113,194
Transfer agent services	19,171
Administrative services	12,386
Reports to shareholders	1,210
Registration statement and prospectus	1,510
Postage, stationery and supplies	2,405
Directors' compensation	192
Auditing and legal	16
Custodian	270
State and local taxes	1
Other	124
Total fees and expenses before reimbursements/waivers	213,065
Less reimbursement/waiver of fees and expenses:
Investment advisory services	6,258
Administrative services	198
Total fees and expenses after reimbursements/waivers		206,609
Net investment income		600,861

Net realized gain and unrealized depreciation on investments and non-U.S. currency:
Net realized gain/(loss) on:
Investments	992,942
Non-U.S. currency transactions	(1,388)	991,554
Net unrealized depreciation on:
Investments	(499,029)
Non-U.S. currency translations	(426)	(499,455)
Net realized gain and unrealized depreciation
on investments and non-U.S. currency		492,099
Net increase in net assets resulting
from operations		$1,092,960

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands	)

	Six months	Year ended
	ended June 30,	December 31,
	2006*	2005
Operations:
Net investment income	$600,861	$1,033,502
Net realized gain on investments and non-U.S. currency transactions	991,554	1,011,254
Net unrealized depreciation on investments and non-U.S. currency translations	(499,455)	(555,692)
Net increase in net assets resulting from operations	1,092,960	1,489,064

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains	(585,133)	(998,559)
Distributions from net realized gain on investments	-	(957,744)
Total dividends and distributions paid to shareholders	(585,133)	(1,956,303)

Capital share transactions	(302,904)	7,439,777

Total increase in net assets	204,923	6,972,538

Net assets:
Beginning of period	51,946,551	44,974,013
End of period (including undistributed net investment
income: $137,318 and $121,590, respectively)	$52,151,474	$51,946,551

*Unaudited

See Notes to Financial Statements

Notes to financial statements                                                                   unaudited

1.	Organization and significant accounting policies

Organization - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2005, the fund had tax basis undistributed ordinary income of $123,981,000 and no undistributed long-term capital gains.

As of June 30, 2006, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$5,007,516
Gross unrealized depreciation on investment securities	(1,247,276)
Net unrealized appreciation on investment securities	3,760,240
Cost of investment securities	49,018,535

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2006			Year ended December 31, 2005
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$403,691	$-	$403,691	$700,690	$607,596	$1,308,286
Class B	43,832	-	43,832	75,232	95,859	171,091
Class C	45,440	-	45,440	77,277	103,362	180,639
Class F	14,698	-	14,698	26,618	22,879	49,497
Class 529-A	11,508	-	11,508	17,534	16,639	34,173
Class 529-B	2,150	-	2,150	3,267	4,872	8,139
Class 529-C	3,477	-	3,477	5,113	7,694	12,807
Class 529-E	655	-	655	977	1,087	2,064
Class 529-F	277	-	277	374	348	722
Class R-1	538	-	538	775	1,169	1,944
Class R-2	7,739	-	7,739	11,685	16,683	28,368
Class R-3	28,545	-	28,545	44,197	46,892	91,089
Class R-4	18,166	-	18,166	27,675	26,669	54,344
Class R-5	4,417	-	4,417	7,145	5,995	13,140
Total	$585,133	$-	$585,133	$998,559	$957,744	$1,956,303

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2006, total investment advisory services fees waived by CRMC were $6,258,000. As a result, the fee shown on the accompanying financial statements of $62,586,000, which was equivalent to an annualized rate of 0.240%, was reduced to $56,328,000, or 0.216% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2006, unreimbursed expenses subject to reimbursement totaled $1,330,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended June 30, 2006, the total administrative services fees paid by CRMC were $304 and $198,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$41,348	$16,598	Not applicable	Not applicable	Not applicable
Class B	25,808	2,573	Not applicable	Not applicable	Not applicable
Class C	27,590	Included in administrative services	$3,504	$633	Not applicable
Class F	1,496		481	64	Not applicable
Class 529-A	932		408	76	$477
Class 529-B	1,361		116	49	136
Class 529-C	2,172		186	62	218
Class 529-E	155		27	5	31
Class 529-F	-		9	2	11
Class R-1	322		42	13	Not applicable
Class R-2	3,516		696	1,450	Not applicable
Class R-3	6,611		1,927	480	Not applicable
Class R-4	1,883		1,097	18	Not applicable
Class R-5	Not applicable		164	4	Not applicable
Total	$113,194	$19,171	$8,657	$2,856	$873

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $192,000, shown on the accompanying financial statements, includes $144,000 in current fees (either paid in cash or deferred) and a net increase of $48,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2006
Class A	$2,790,646	154,020	$385,285	21,292	$(3,487,804)	(192,452)	$(311,873)	(17,140)
Class B	242,798	13,436	41,508	2,298	(395,895)	(21,909)	(111,589)	(6,175)
Class C	442,020	24,479	42,451	2,352	(686,789)	(38,031)	(202,318)	(11,200)
Class F	134,110	7,407	12,711	702	(233,895)	(12,904)	(87,074)	(4,795)
Class 529-A	116,196	6,418	11,508	636	(51,617)	(2,851)	76,087	4,203
Class 529-B	22,146	1,224	2,150	119	(12,682)	(701)	11,614	642
Class 529-C	53,158	2,938	3,476	192	(28,274)	(1,562)	28,360	1,568
Class 529-E	7,784	430	655	36	(3,640)	(201)	4,799	265
Class 529-F	4,514	250	277	15	(1,592)	(88)	3,199	177
Class R-1	14,281	791	531	30	(8,888)	(493)	5,924	328
Class R-2	190,465	10,546	7,731	429	(148,054)	(8,196)	50,142	2,779
Class R-3	450,533	24,952	28,539	1,581	(304,733)	(16,873)	174,339	9,660
Class R-4	251,588	13,900	18,164	1,005	(209,067)	(11,576)	60,685	3,329
Class R-5	72,246	3,981	4,373	242	(81,818)	(4,481)	(5,199)	(258)
Total net increase
(decrease)	$4,792,485	264,772	$559,359	30,929	$(5,654,748)	(312,318)	$(302,904)	(16,617)

Year ended December 31, 2005
Class A	$7,604,851	425,318	$1,258,878	70,262	$(4,717,042)	(263,357)	$4,146,687	232,223
Class B	745,918	41,889	163,095	9,127	(529,258)	(29,641)	379,755	21,375
Class C	1,375,439	77,246	170,462	9,545	(888,127)	(49,772)	657,774	37,019
Class F	398,797	22,309	43,848	2,448	(303,608)	(16,955)	139,037	7,802
Class 529-A	258,297	14,439	34,170	1,908	(57,668)	(3,213)	234,799	13,134
Class 529-B	51,768	2,897	8,138	454	(12,100)	(674)	47,806	2,677
Class 529-C	118,856	6,649	12,805	715	(37,453)	(2,085)	94,208	5,279
Class 529-E	17,241	964	2,064	115	(4,247)	(236)	15,058	843
Class 529-F	6,078	340	722	40	(1,197)	(67)	5,603	313
Class R-1	33,760	1,894	1,935	108	(14,466)	(811)	21,229	1,191
Class R-2	426,971	23,963	28,349	1,587	(193,753)	(10,853)	261,567	14,697
Class R-3	1,038,261	58,203	91,063	5,097	(395,872)	(22,141)	733,452	41,159
Class R-4	833,009	46,696	54,339	3,036	(265,996)	(14,886)	621,352	34,846
Class R-5	133,802	7,471	13,028	727	(65,380)	(3,647)	81,450	4,551
Total net increase
(decrease)	$13,043,048	730,278	$1,882,896	105,169	$(7,486,167)	(418,338)	$7,439,777	417,109

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $11,713,029,000 and $12,034,728,000, respectively, during the six months ended June 30, 2006.

Financial highlights (1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 6/30/2006 (5)	$17.82	$.22	$.17	$.39	$(.22)	$-	$(.22)	$17.99	2.24%	$33,021		.61%	(6)	.59%	(6)	2.50%	(6)
Year ended 12/31/2005	18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.12	33,009		.61		.59		2.31
Year ended 12/31/2004	17.29	.39	1.12	1.51	(.36)	(.44)	(.80)	18.00	8.92	29,162		.63		.62		2.23
Year ended 12/31/2003	14.42	.37	2.87	3.24	(.37)	-	(.37)	17.29	22.82	19,951		.67		.67		2.38
Year ended 12/31/2002	15.85	.42	(1.40)	(.98)	(.43)	(.02)	(.45)	14.42	(6.27)	12,405		.70		.70		2.79
Year ended 12/31/2001	15.47	.51	.73	1.24	(.56)	(.30)	(.86)	15.85	8.19	8,915		.68		.68		3.26
Class B:
Six months ended 6/30/2006 (5)	17.77	.16	.16	.32	(.15)	-	(.15)	17.94	1.81	5,119		1.36	(6)	1.34	(6)	1.75	(6)
Year ended 12/31/2005	17.95	.28	.15	.43	(.27)	(.34)	(.61)	17.77	2.37	5,180		1.36		1.34		1.56
Year ended 12/31/2004	17.24	.26	1.12	1.38	(.23)	(.44)	(.67)	17.95	8.15	4,849		1.37		1.37		1.48
Year ended 12/31/2003	14.38	.25	2.86	3.11	(.25)	-	(.25)	17.24	21.90	3,344		1.42		1.42		1.62
Year ended 12/31/2002	15.82	.31	(1.41)	(1.10)	(.32)	(.02)	(.34)	14.38	(7.04)	1,784		1.46		1.46		2.07
Year ended 12/31/2001	15.46	.39	.73	1.12	(.46)	(.30)	(.76)	15.82	7.34	608		1.44		1.44		2.46
Class C:
Six months ended 6/30/2006 (5)	17.76	.15	.17	.32	(.15)	-	(.15)	17.93	1.79	5,435		1.41	(6)	1.39	(6)	1.70	(6)
Year ended 12/31/2005	17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.30	5,582		1.42		1.40		1.51
Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.02	4,976		1.44		1.44		1.42
Year ended 12/31/2003	14.38	.24	2.87	3.11	(.25)	-	(.25)	17.24	21.84	2,968		1.48		1.48		1.55
Year ended 12/31/2002	15.82	.30	(1.41)	(1.11)	(.31)	(.02)	(.33)	14.38	(7.08)	1,440		1.51		1.51		2.03
Period from 3/15/2001 to 12/31/2001	15.47	.30	.63	.93	(.32)	(.26)	(.58)	15.82	6.08	406		1.54	(6)	1.54	(6)	2.36	(6)
Class F:
Six months ended 6/30/2006 (5)	17.82	.23	.16	.39	(.22)	-	(.22)	17.99	2.20	1,164		.60	(6)	.57	(6)	2.52	(6)
Year ended 12/31/2005	18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.10	1,238		.63		.61		2.30
Year ended 12/31/2004	17.29	.39	1.11	1.50	(.35)	(.44)	(.79)	18.00	8.88	1,110		.67		.67		2.19
Year ended 12/31/2003	14.42	.36	2.88	3.24	(.37)	-	(.37)	17.29	22.79	659		.69		.69		2.34
Year ended 12/31/2002	15.85	.42	(1.40)	(.98)	(.43)	(.02)	(.45)	14.42	(6.29)	320		.72		.72		2.81
Period from 3/15/2001 to 12/31/2001	15.50	.40	.62	1.02	(.41)	(.26)	(.67)	15.85	6.64	104		.75	(6)	.75	(6)	3.15	(6)
Class 529-A:
Six months ended 6/30/2006 (5)	17.81	.22	.17	.39	(.22)	-	(.22)	17.98	2.17	991		.66	(6)	.64	(6)	2.46	(6)
Year ended 12/31/2005	17.99	.40	.15	.55	(.39)	(.34)	(.73)	17.81	3.06	907		.67		.65		2.26
Year ended 12/31/2004	17.28	.38	1.12	1.50	(.35)	(.44)	(.79)	17.99	8.88	679		.69		.68		2.18
Year ended 12/31/2003	14.41	.37	2.87	3.24	(.37)	-	(.37)	17.28	22.87	389		.67		.67		2.36
Period from 2/15/2002 to 12/31/2002	15.82	.37	(1.33)	(.96)	(.43)	(.02)	(.45)	14.41	(6.19)	160		.72	(6)	.72	(6)	2.91	(6)
Class 529-B:
Six months ended 6/30/2006 (5)	17.80	.15	.17	.32	(.14)	-	(.14)	17.98	1.81	279		1.48	(6)	1.46	(6)	1.64	(6)
Year ended 12/31/2005	17.99	.25	.14	.39	(.24)	(.34)	(.58)	17.80	2.15	265		1.51		1.49		1.41
Year ended 12/31/2004	17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	219		1.56		1.56		1.30
Year ended 12/31/2003	14.41	.23	2.87	3.10	(.23)	-	(.23)	17.28	21.74	137		1.58		1.58		1.44
Period from 2/15/2002 to 12/31/2002	15.82	.26	(1.33)	(1.07)	(.32)	(.02)	(.34)	14.41	(6.85)	55		1.60	(6)	1.60	(6)	2.04	(6)
Class 529-C:
Six months ended 6/30/2006 (5)	17.81	.15	.16	.31	(.14)	-	(.14)	17.98	1.75	450		1.47	(6)	1.45	(6)	1.65	(6)
Year ended 12/31/2005	17.99	.26	.14	.40	(.24)	(.34)	(.58)	17.81	2.22	418		1.50		1.48		1.42
Year ended 12/31/2004	17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	327		1.55		1.55		1.31
Year ended 12/31/2003	14.41	.23	2.87	3.10	(.23)	-	(.23)	17.28	21.76	193		1.57		1.57		1.46
Period from 2/19/2002 to 12/31/2002	15.62	.26	(1.12)	(.86)	(.33)	(.02)	(.35)	14.41	(5.63)	77		1.59	(6)	1.59	(6)	2.05	(6)
Class 529-E:
Six months ended 6/30/2006 (5)	17.80	.19	.17	.36	(.19)	-	(.19)	17.97	2.01	65		.96	(6)	.94	(6)	2.16	(6)
Year ended 12/31/2005	17.98	.35	.14	.49	(.33)	(.34)	(.67)	17.80	2.73	59		.99		.97		1.93
Year ended 12/31/2004	17.28	.32	1.11	1.43	(.29)	(.44)	(.73)	17.98	8.44	45		1.04		1.03		1.83
Year ended 12/31/2003	14.41	.31	2.87	3.18	(.31)	-	(.31)	17.28	22.37	27		1.05		1.05		1.97
Period from 3/5/2002 to 12/31/2002	16.14	.31	(1.76)	(1.45)	(.28)	-	(.28)	14.41	(9.02)	10		1.06	(6)	1.06	(6)	2.60	(6)
Class 529-F:
Six months ended 6/30/2006 (5)	17.80	.24	.16	.40	(.23)	-	(.23)	17.97	2.27	22		.46	(6)	.44	(6)	2.66	(6)
Year ended 12/31/2005	17.98	.42	.15	.57	(.41)	(.34)	(.75)	17.80	3.15	19		.57		.55		2.35
Year ended 12/31/2004	17.27	.37	1.12	1.49	(.34)	(.44)	(.78)	17.98	8.78	14		.79		.78		2.09
Year ended 12/31/2003	14.41	.35	2.86	3.21	(.35)	-	(.35)	17.27	22.63	7		.80		.80		2.16
Period from 9/17/2002 to 12/31/2002	14.18	.13	.21	.34	(.11)	-	(.11)	14.41	2.36	-	(7)	.23		.23		.87
Class R-1:
Six months ended 6/30/2006 (5)	$17.75	$.15	$.17	$.32	$(.15)	$-	$(.15)	$17.92	1.79%	$68		1.42%	(6)	1.40%	(6)	1.70%	(6)
Year ended 12/31/2005	17.94	.27	.13	.40	(.25)	(.34)	(.59)	17.75	2.24	62		1.45		1.42		1.49
Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.01	41		1.48		1.46		1.43
Year ended 12/31/2003	14.39	.24	2.86	3.10	(.25)	-	(.25)	17.24	21.77	16		1.52		1.48		1.50
Period from 5/29/2002 to 12/31/2002	15.93	.19	(1.56)	(1.37)	(.17)	-	(.17)	14.39	(8.61)	2		1.83	(6)	1.48	(6)	2.23	(6)
Class R-2:
Six months ended 6/30/2006 (5)	17.76	.15	.17	.32	(.15)	-	(.15)	17.93	1.79	960		1.46	(6)	1.40	(6)	1.70	(6)
Year ended 12/31/2005	17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.31	902		1.48		1.40		1.51
Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.05	648		1.55		1.42		1.45
Year ended 12/31/2003	14.39	.24	2.87	3.11	(.26)	-	(.26)	17.24	21.83	293		1.70		1.44		1.54
Period from 5/21/2002 to 12/31/2002	15.97	.20	(1.60)	(1.40)	(.18)	-	(.18)	14.39	(8.79)	42		1.54	(6)	1.45	(6)	2.30	(6)
Class R-3:
Six months ended 6/30/2006 (5)	17.77	.20	.16	.36	(.19)	-	(.19)	17.94	2.03	2,739		.93	(6)	.91	(6)	2.19	(6)
Year ended 12/31/2005	17.95	.36	.15	.51	(.35)	(.34)	(.69)	17.77	2.83	2,541		.91		.89		2.02
Year ended 12/31/2004	17.25	.34	1.10	1.44	(.30)	(.44)	(.74)	17.95	8.52	1,828		.97		.97		1.94
Year ended 12/31/2003	14.40	.31	2.85	3.16	(.31)	-	(.31)	17.25	22.27	563		1.05		1.05		1.94
Period from 6/4/2002 to 12/31/2002	15.70	.22	(1.32)	(1.10)	(.20)	-	(.20)	14.40	(7.04)	79		1.08	(6)	1.06	(6)	2.67	(6)
Class R-4:
Six months ended 6/30/2006 (5)	17.80	.22	.17	.39	(.22)	-	(.22)	17.97	2.17	1,515		.65	(6)	.63	(6)	2.47	(6)
Year ended 12/31/2005	17.99	.41	.13	.54	(.39)	(.34)	(.73)	17.80	3.03	1,441		.65		.63		2.28
Year ended 12/31/2004	17.28	.39	1.11	1.50	(.35)	(.44)	(.79)	17.99	8.89	830		.67		.66		2.23
Year ended 12/31/2003	14.41	.36	2.88	3.24	(.37)	-	(.37)	17.28	22.81	258		.68		.68		2.28
Period from 6/21/2002 to 12/31/2002	15.32	.24	(.93)	(.69)	(.22)	-	(.22)	14.41	(4.52)	25		.75	(6)	.71	(6)	3.13	(6)
Class R-5:
Six months ended 6/30/2006 (5)	17.83	.25	.16	.41	(.24)	-	(.24)	18.00	2.32	323		.36	(6)	.33	(6)	2.75	(6)
Year ended 12/31/2005	18.01	.46	.15	.61	(.45)	(.34)	(.79)	17.83	3.38	324		.36		.34		2.57
Year ended 12/31/2004	17.30	.44	1.12	1.56	(.41)	(.44)	(.85)	18.01	9.21	246		.37		.36		2.51
Year ended 12/31/2003	14.43	.41	2.87	3.28	(.41)	-	(.41)	17.30	23.16	127		.38		.38		2.62
Period from 5/15/2002 to 12/31/2002	16.07	.30	(1.71)	(1.41)	(.23)	-	(.23)	14.43	(8.77)	26		.39	(6)	.39	(6)	3.27	(6)

	Six months ended
	June 30,	Year ended December 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	23%	35%	25%	32%	41%	50%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example                                            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,022.42	$2.96	.59%
Class A -- assumed 5% return	1,000.00	1,021.87	2.96	.59
Class B -- actual return	1,000.00	1,018.13	6.71	1.34
Class B -- assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class C -- actual return	1,000.00	1,017.85	6.95	1.39
Class C -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F -- actual return	1,000.00	1,021.98	2.86	.57
Class F -- assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 529-A -- actual return	1,000.00	1,021.66	3.21	.64
Class 529-A -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-B -- actual return	1,000.00	1,018.06	7.31	1.46
Class 529-B -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C -- actual return	1,000.00	1,017.54	7.25	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E -- actual return	1,000.00	1,020.12	4.71	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-F -- actual return	1,000.00	1,022.65	2.21	.44
Class 529-F -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-1 -- actual return	1,000.00	1,017.87	7.00	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 -- actual return	1,000.00	1,017.85	7.00	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	1,020.34	4.56	.91
Class R-3 -- assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 -- actual return	1,000.00	1,021.72	3.16	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 -- actual return	1,000.00	1,023.16	1.66	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.16	1.66	.33

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American Balanced Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.80 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annualized expenses (by 0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2006, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
      American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds             Capital Research and Management            Capital International                Capital Guardian              Capital Bank and Trust

Lit. No. MFGESR-911-0806P

Litho in USA AGD/ACME/8077-S7492

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

American Balanced Fund®
Investment portfolio

June 30, 2006                                                                                                                                     unaudited

		Market value
Common stocks — 64.68%	Shares	(000)

INFORMATION TECHNOLOGY — 12.72%
Microsoft Corp.	51,500,000	$1,199,950
Oracle Corp.[1]	58,000,000	840,420
International Business Machines Corp.	10,000,000	768,200
Cisco Systems, Inc.[1]	28,500,000	556,605
Nokia Corp. (ADR)	22,145,000	448,658
Intel Corp.	19,545,700	370,391
Motorola, Inc.	16,930,000	341,140
Applied Materials, Inc.	17,338,300	282,268
Analog Devices, Inc.	7,100,000	228,194
Dell Inc.[1]	8,700,000	212,367
Google Inc., Class A1	420,000	176,119
Automatic Data Processing, Inc.	3,250,000	147,387
Hewlett-Packard Co.	4,500,000	142,560
First Data Corp.	3,000,000	135,120
Texas Instruments Inc.	4,250,000	128,732
Yahoo! Inc.[1]	3,750,000	123,750
QUALCOMM Inc.	3,000,000	120,210
EMC Corp.[1]	10,500,000	115,185
Electronic Data Systems Corp.	4,200,000	101,052
Agilent Technologies, Inc.[1]	3,000,000	94,680
Nortel Networks Corp. (Canada)[1]	18,350,000	40,778
Nortel Networks Corp.[1]	7,000,000	15,680
Maxim Integrated Products, Inc.	1,397,800	44,883
		6,634,329

FINANCIALS — 10.74%
Citigroup Inc.	19,300,000	931,032
Berkshire Hathaway Inc., Class A1	7,590	695,692
Wells Fargo & Co.	9,025,000	605,397
Fannie Mae	9,500,000	456,950
Washington Mutual, Inc.	9,500,000	433,010
American International Group, Inc.	5,550,000	327,728
U.S. Bancorp	10,540,000	325,475
Bank of America Corp.	5,500,000	264,550
St. Paul Travelers Companies, Inc.	4,450,000	198,381
Société Générale	1,300,000	191,001
SunTrust Banks, Inc.	2,300,000	175,398
Freddie Mac	3,000,000	171,030
Lincoln National Corp.	2,826,868	159,548
Fifth Third Bancorp	4,000,000	147,800
ING Groep NV	3,302,421	129,655
Wachovia Corp.	2,200,000	118,976
Marsh & McLennan Companies, Inc.	4,100,000	110,249
Bank of New York Co., Inc.	2,800,000	90,160
Genworth Financial, Inc., Class A	2,000,000	69,680
		5,601,712

HEALTH CARE — 7.56%
Eli Lilly and Co.	11,202,000	619,135
Abbott Laboratories	11,950,000	521,139
Medtronic, Inc.	9,450,000	443,394
Johnson & Johnson	4,900,000	293,608
Merck & Co., Inc.	8,000,000	291,440
AstraZeneca PLC (ADR) (United Kingdom)	4,448,200	266,091
Pfizer Inc	11,300,000	265,211
Bristol-Myers Squibb Co.	10,000,000	258,600
Roche Holding AG	1,558,422	257,171
Sanofi-Aventis	2,600,000	253,450
Aetna Inc.	3,400,000	135,762
Schering-Plough Corp.	6,000,000	114,180
CIGNA Corp.	1,129,800	111,297
Amgen Inc.[1]	1,700,000	110,891
		3,941,369

INDUSTRIALS — 6.96%
General Electric Co.	22,700,000	748,192
Northrop Grumman Corp.	8,110,000	519,526
Deere & Co.	3,848,750	321,332
Tyco International Ltd.	11,440,000	314,600
Caterpillar Inc.	4,000,000	297,920
United Technologies Corp.	3,630,000	230,215
3M Co.	2,350,000	189,810
Union Pacific Corp.	2,000,000	185,920
Illinois Tool Works Inc.	3,900,000	185,250
Emerson Electric Co.	2,000,000	167,620
General Dynamics Corp.	2,410,000	157,759
Lockheed Martin Corp.	1,600,000	114,784
Southwest Airlines Co.	6,835,000	111,889
United Parcel Service, Inc., Class B	1,000,000	82,330
		3,627,147

CONSUMER DISCRETIONARY — 6.70%
Target Corp.	11,850,000	579,109
Lowe’s Companies, Inc.	7,100,000	430,757
Time Warner Inc.	21,300,000	368,490
Walt Disney Co.	9,900,000	297,000
Best Buy Co., Inc.	5,100,000	279,684
Toyota Motor Corp.	4,170,000	218,323
Home Depot, Inc.	5,300,000	189,687
Carnival Corp., units	4,250,000	177,395
Viacom Inc., Class B1	4,700,000	168,448
Gannett Co., Inc.	2,800,000	156,604
TJX Companies, Inc.	6,000,000	137,160
Carnival PLC	3,350,000	136,310
Koninklijke Philips Electronics NV	4,250,000	132,650
Magna International Inc., Class A	1,750,000	125,947
Sony Corp.	2,200,000	97,107
		3,494,671

CONSUMER STAPLES — 6.44%
Wal-Mart Stores, Inc.	22,800,000	$ 1,098,276
Altria Group, Inc.	11,200,000	822,416
Coca-Cola Co.	8,750,000	376,425
Walgreen Co.	4,000,000	179,360
Avon Products, Inc.	5,700,000	176,700
CVS Corp.	5,000,000	153,500
Anheuser-Busch Companies, Inc.	2,800,000	127,652
H.J. Heinz Co.	2,750,000	113,355
PepsiCo, Inc.	1,800,000	108,072
General Mills, Inc.	2,000,000	103,320
Unilever NV (New York registered)	4,500,000	101,475
		3,360,551

ENERGY — 6.24%
ConocoPhillips	11,400,000	747,042
Royal Dutch Shell PLC, Class A (ADR)	10,800,000	723,384
Chevron Corp.	11,375,000	705,932
Exxon Mobil Corp.	6,700,000	411,045
Schlumberger Ltd.	4,089,800	266,287
EnCana Corp.	3,000,000	158,011
TOTAL SA (ADR)	2,135,000	139,885
Marathon Oil Corp.	1,250,000	104,125
		3,255,711

MATERIALS — 3.39%
International Paper Co.	11,300,000	364,990
Alcoa Inc.	11,100,000	359,196
Dow Chemical Co.	7,000,000	273,210
E.I. du Pont de Nemours and Co.	6,500,000	270,400
Weyerhaeuser Co.	4,090,000	254,603
Rohm and Haas Co.	2,775,000	139,083
Alcan Inc.	2,200,000	103,268
		1,764,750

TELECOMMUNICATION SERVICES — 2.71%
Sprint Nextel Corp., Series 1	22,500,000	449,775
BellSouth Corp.	9,750,000	352,950
AT&T Inc.	11,750,000	327,707
Vodafone Group PLC	70,000,000	149,007
Verizon Communications Inc.	4,000,000	133,960
		1,413,399

UTILITIES — 0.46%
Exelon Corp.	2,500,000	142,075
Dominion Resources, Inc.	1,300,000	97,227
		239,302

MISCELLANEOUS — 0.76%
Other common stocks in initial period of acquisition		398,240

Total common stocks (cost: $29,572,298,000)		33,731,181

		unaudited

	Shares	Market value
Preferred stocks — 0.44%	S	(000)

FINANCIALS — 0.42%
BNP Paribas 5.186% noncumulative[2,3]	38,903,000	$ 35,333
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[2,3]	7,000,000	7,173
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[2,3]	6,000,000	6,684
Wachovia Capital Trust III 5.80%[3]	30,000,000	29,142
Société Générale 7.85%[2,3]	25,000,000	25,420
Barclays Bank PLC 8.55%[2,3]	19,725,000	21,773
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[2,3]	20,000,000	19,094
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,3]	14,425,000	15,452
ING Capital Funding Trust III 8.439% noncumulative preferred[3]	13,000,000	14,238
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	370,000	10,441
Fannie Mae, Series O, 7.065% preferred[2]	150,000	8,091
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	300,000	7,881
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[2,3]	5,000,000	6,852
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	5,500,000	5,865
RBS Capital Trust I 4.709% noncumulative trust preferred[3]	4,500,000	4,073
ACE Ltd., Series C, 7.80% preferred depositary shares	103,335	2,671
		220,183

MISCELLANEOUS — 0.02%
Other preferred stocks in initial period of acquisition		6,853

Total preferred stocks (cost: $227,534,000)		227,036

Convertible securities — 0.02%

FINANCIALS — 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	150,000	8,070

CONSUMER DISCRETIONARY — 0.00%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	94,700	2,633

Total convertible securities (cost: $11,541,000)		10,703

	Principal amount
Bonds & notes — 30.72%	(000)

MORTGAGE-BACKED OBLIGATIONS[4]— 9.58%
Fannie Mae, Series 2000-T5B, 7.30% 2010	$52,930	56,241
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	44,849
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	15,072
Fannie Mae 4.89% 2012	30,000	28,730
Fannie Mae 4.00% 2015	31,982	29,771
Fannie Mae 5.00% 2018	24,900	24,076
Fannie Mae 5.00% 2018	4,787	4,628
Fannie Mae 5.00% 2018	2,932	2,835
Fannie Mae 5.50% 2018	26,317	25,876
Fannie Mae 11.00% 2018	668	753
Fannie Mae 5.50% 2019	4,684	4,606
Fannie Mae 11.00% 2020	287	314
Fannie Mae 6.00% 2021	13,460	13,504
Fannie Mae 10.50% 2022	569	624
Fannie Mae, Series 2001-4, Class NA, 11.90% 2025[3]	745	824
Fannie Mae 7.00% 2026	455	469
Fannie Mae 8.50% 2027	117	126
Fannie Mae 8.50% 2027	82	88
Fannie Mae 8.50% 2027	73	79
Fannie Mae 8.50% 2027	38	41
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,630	1,674
Fannie Mae 7.50% 2030	305	316
Fannie Mae 7.50% 2030	128	133
Fannie Mae 7.00% 2031	304	311
Fannie Mae 7.50% 2031	408	422
Fannie Mae 7.50% 2031	278	288
Fannie Mae, Series 2001-20, Class D, 11.065% 2031[3]	153	170
Fannie Mae 5.50% 2032	5,449	5,256
Fannie Mae 5.50% 2033	33,501	32,293
Fannie Mae 6.00% 2034	25,848	25,517
Fannie Mae 6.00% 2034	19,009	18,766
Fannie Mae 6.00% 2034	10,601	10,459
Fannie Mae 6.00% 2034	9,821	9,689
Fannie Mae 6.00% 2034	1,456	1,438
Fannie Mae 5.00% 2035	10,376	9,702
Fannie Mae 5.00% 2035	5,352	5,004
Fannie Mae 5.50% 2035	28,251	27,188
Fannie Mae 5.50% 2035	9,977	9,611
Fannie Mae 5.50% 2036	91,002	87,380
Fannie Mae 5.50% 2036	84,175	80,815
Fannie Mae 5.50% 2036	52,335	50,252
Fannie Mae 5.50% 2036	21,953	21,080
Fannie Mae 5.50% 2036	18,689	17,945
Fannie Mae 5.50% 2036	4,583	4,400
Fannie Mae 5.50% 2036	273	262
Fannie Mae 5.50% 2036	262	252
Fannie Mae 5.50% 2036	96	93
Fannie Mae 5.921% 2036[3]	21,300	21,227
Fannie Mae 5.949% 2036[3]	20,507	20,463
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	22,555	22,567
Fannie Mae 6.00% 2036	11,217	11,037
Fannie Mae 6.50% 2036	20,515	20,627
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	8,069	5,657
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	210	209
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,092	1,112
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	984	1,006
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,460	1,497
Freddie Mac 8.50% 2008	4	4
Freddie Mac, Series SF02, Class GC, 2.64% 2009	9,197	8,916
Freddie Mac 4.00% 2015	55,598	51,539
Freddie Mac, Series 2310, Class B, 9.936% 2015[3]	271	291
Freddie Mac 5.00% 2018	27,118	26,191
Freddie Mac 10.00% 2018	525	578
Freddie Mac 8.50% 2020	383	404
Freddie Mac 8.50% 2020	42	45
Freddie Mac 6.00% 2021	27,600	27,647
Freddie Mac 6.50% 2032	493	497
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	5,882	6,037
Freddie Mac 5.00% 2035	54,283	50,691
Freddie Mac 5.00% 2035	53,970	50,399
Freddie Mac 5.00% 2035	16,533	15,444
Freddie Mac 5.00% 2035	5,551	5,186
Freddie Mac 5.50% 2035	26,762	25,701
Freddie Mac 5.50% 2035	26,740	25,680
Freddie Mac, Series 3061, Class PN, 5.50% 2035	20,012	19,670
Freddie Mac 6.00% 2036	258,637	254,576
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	22,949	16,057
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	16,409	11,096
Government National Mortgage Assn. 9.00% 2009	803	819
Government National Mortgage Assn. 10.00% 2020	486	543
Government National Mortgage Assn. 10.00% 2021	877	982
Government National Mortgage Assn. 4.00% 2035[3]	26,544	25,862
Government National Mortgage Assn. 4.00% 2035[3]	8,257	8,018
Government National Mortgage Assn. 4.00% 2035[3]	8,083	7,849
Government National Mortgage Assn. 5.50% 2036	149,766	144,524
Government National Mortgage Assn. 6.00% 2036	307,750	304,503
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	5,106	4,871
Countrywide Alternative Loan Trust, Series 2005-20CB, Class 4-A-1, 5.25% 2020	43,107	41,539
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021	26,725	26,021
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	15,285	14,913
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.011% 2035[3]	27,376	27,401
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	78,426	77,427
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	27,398	26,165
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	26,106	25,780
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	25,000	24,749
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	22,046	21,651
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	19,489	18,787
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	32,474	31,988
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	31,700	31,542
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	9,792	9,564
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	18,568	18,377
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	14,157	13,507
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	5,270	5,306
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	4,369	4,393
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	4,470	4,451
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	5,643	5,664
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.663% 2034[3]	4,613	4,515
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,875	3,801
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	12,076	11,788
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	5,526	5,551
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	28,300	28,767
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	22,765	22,613
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	93,660	95,458
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	16,565
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	5,100	5,018
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,675	21,188
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	761	758
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,300
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	12,338
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,671
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	30,875	29,688
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	7,837	7,933
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	20,875	19,912
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	38,978	38,429
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	47,570	46,741
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	45,625	44,283
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	79,194	78,719
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.284% 2036[3]	38,508	38,540
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.038% 2035[3]	29,251	28,953
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.991% 2036[3]	72,598	71,690
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.995% 2036[3]	30,388	29,977
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[3]	61,229	60,674
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033	471	470
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	10,000	9,644
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	8,685	8,424
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,455
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037[3]	25,000	24,465
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	18,117	17,326
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000	14,470
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	23,629
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,788
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	28,000	27,059
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	5,115	5,047
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[3]	6,424	6,264
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[3]	8,868	8,656
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[3]	3,614	3,521
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.339% 2033[3]	2,272	2,220
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[3]	6,965	6,761
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.572% 2034[3]	14,526	14,118
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.844% 2037[3]	33,499	32,849
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.583% 2045[3]	25,111	25,193
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.984% 2033[3]	12,204	11,876
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.118% 2033[3]	4,413	4,320
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.355% 2034[3]	26,438	25,431
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.377% 2034[3]	20,735	20,192
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.98% 2034[3]	17,786	17,398
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3]	20,000	19,063
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	84,500	86,525
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.07% 2036[3]	4,000	4,178
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	5,498	5,442
CHL Mortgage Pass-Through Trust, Series 2003-J1, Class 3-A-1, 5.00% 2018	22,425	21,616
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.462% 2033[3]	4,135	4,015
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.704% 2033[3]	4,393	4,177
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.856% 2033[3]	16,093	15,821
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.149% 2034[3]	14,074	13,879
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.71% 2035[3]	35,093	34,495
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.693% 2034[3]	48,268	46,156
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	44,133	42,106
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-1, 4.061% 2041	10,230	9,963
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	31,000
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	27,000	26,179
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	21,430	20,212
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	65,800	63,047
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	10,200	9,815
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	7,550	7,356
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500	20,036
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	1,158	1,161
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	53,934	55,178
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	37,306	36,780
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	36,127	35,442
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	1,447	1,455
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	3,050	3,212
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	17,051	16,444
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	13,572
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	36,648
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,426
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	48,071	49,374
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	17,065	16,488
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	26,549	26,872
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	4,280	4,326
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	29,008	30,450
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2]	22,800	22,305
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	13,000	12,718
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	15,000	14,724
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	9,774
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	38,146	36,757
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	4,710	4,707
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,197
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	35,956
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	45,575	44,559
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.982% 2036[3]	38,450	38,237
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.583% 2035[3]	16,168	16,200
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	22,120	21,871
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,934	10,084
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2]	28,728	27,959
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 2036[3]	36,268	35,782
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	6,396	6,651
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.595% 2034[3]	28,723	28,072
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[3]	4,854	4,687
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[3]	30,000	28,575
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	9,806	9,476
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.946% 2035[3]	22,241	21,794
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	4,577	4,596
Morgan Stanley Dean Witter Capital I, Trust, Series 2000-PRIN, Class C, 7.736% 2034[3]	7,435	8,375
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16% 2035	2,533	2,522
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	9,000	9,110
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,087	3,890
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.659% 2036[3]	28,205	27,780
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	27,922	27,704
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	19,355	20,284
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	16,250	15,929
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	4,000	3,960
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	2,625	2,667
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	7,846	7,831
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	8,966
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[3]	6,870	6,658
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[3]	6,487	6,240
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.118% 2034[3]	4,925	4,790
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,750	4,008
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,599
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	10,480	9,919
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.328% 2034[3]	7,269	7,024
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	16,696	16,672
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	8,500	8,080
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,591
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555	16,092
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	13,407	13,262
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[2]	4,533	4,663
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[2]	7,750	8,236
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	13,391	12,808
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.067% 2045[3]	11,847	11,966
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.42% 2030[3]	10,000	10,304
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.978% 2036[3]	10,021	9,915
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	9,600	9,154
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	6,867	6,682
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	6,412	6,456
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[2]	5,567	5,733
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[2]	4,601	4,695
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,284	4,069
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.78% 2035[3]	4,115	3,894
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,750	3,817
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,163
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	2,728	2,697
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[2,3]	1,557	1,569
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	563	563
		4,993,842

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 8.30%
U.S. Treasury 3.50% 2006	500,000	496,835
U.S. Treasury 3.125% 2007	40,000	39,266
U.S. Treasury 3.625% 2007	77,300	76,068
U.S. Treasury 3.75% 2007	50,000	49,437
U.S. Treasury 3.875% 2007	100,000	98,555
U.S. Treasury 6.25% 2007	200,000	201,094
U.S. Treasury 6.625% 2007	150,000	151,629
U.S. Treasury 2.625% 2008	50,000	47,742
U.S. Treasury 3.625% 2008[5]	24,938	25,360
U.S. Treasury 4.75% 2008	20,000	19,820
U.S. Treasury 5.625% 2008	250,000	251,973
U.S. Treasury 3.625% 2009	154,250	147,815
U.S. Treasury 0.875% 2010[5]	21,267	20,058
U.S. Treasury 4.25% 2010[5]	359,196	381,570
U.S. Treasury 5.75% 2010	50,000	51,238
U.S. Treasury 3.50% 2011[5]	28,936	30,250
U.S. Treasury 5.00% 2011	25,000	24,939
U.S. Treasury 3.375% 2012[5]	68,069	71,256
U.S. Treasury 4.875% 2012	50,250	49,700
U.S. Treasury 10.375% 2012	8,000	8,544
U.S. Treasury 3.625% 2013	20,000	18,300
U.S. Treasury 4.25% 2013	206,250	195,713
U.S. Treasury 9.25% 2016	65,000	84,856
U.S. Treasury 8.875% 2017	180,000	234,900
U.S. Treasury 7.875% 2021	113,000	142,168
U.S. Treasury 6.25% 2023	88,500	97,626
U.S. Treasury 2.375% 2025[5]	53,434	51,900
U.S. Treasury 6.875% 2025	233,250	276,583
U.S. Treasury 5.25% 2029	155,000	154,346
U.S. Treasury 4.50% 2036	181,600	162,873
Fannie Mae 5.25% 2007	111,250	110,796
Fannie Mae 5.25% 2012	45,000	43,908
Fannie Mae 6.25% 2029	116,875	126,495
Federal Agricultural Mortgage Corp. 4.25% 2008	92,500	90,198
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	68,500	66,655
Freddie Mac 3.625% 2008	25,000	24,073
Freddie Mac 4.125% 2009	5,000	4,800
Freddie Mac 5.75% 2010	€3,000	4,097
Freddie Mac 5.50% 2011	$ 83,000	83,141
Freddie Mac 6.25% 2012	5,000	5,009
Federal Home Loan Bank 4.50% 2012	50,000	47,436
Federal Home Loan Bank 5.625% 2016	53,250	52,643
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[4]	9,557	8,963
		4,330,628

FINANCIALS — 4.25%
Washington Mutual, Inc. 5.625% 2007	4,750	4,747
Washington Mutual, Inc. 4.00% 2009	12,500	12,011
Washington Mutual, Inc. 5.55% 2010	15,000	14,965
Washington Mutual, Inc. 5.00% 2012	4,000	3,807
Washington Mutual, Inc. 5.737% 2012[3]	17,000	16,966
Washington Mutual, Inc. 5.796% 2012[3]	20,000	20,049
Washington Mutual, Inc. 5.25% 2017	42,500	38,903
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,3]	133,000	127,867
AIG SunAmerica Global Financing XII 5.30% 2007[2]	3,000	2,989
International Lease Finance Corp. 4.35% 2008	19,500	18,947
AIG SunAmerica Global Financing VII 5.85% 2008[2]	7,750	7,781
International Lease Finance Corp., Series O, 4.55% 2009	15,000	14,464
International Lease Finance Corp. 5.00% 2010	5,000	4,860
American General Finance Corp., Series I, 4.875% 2012	10,000	9,473
International Lease Finance Corp. 5.00% 2012	10,000	9,534
American General Finance Corp. 5.85% 2013	10,000	9,927
International Lease Finance Corp. 5.875% 2013	12,850	12,771
American General Finance Corp., Series I, 5.40% 2015	7,500	7,127
American International Group, Inc. 6.25% 2036[2]	9,500	9,135
ILFC E-Capital Trust I 5.90% 2065[2,3]	37,500	36,590
Household Finance Corp. 6.50% 2008	7,000	7,128
Household Finance Corp. 4.125% 2009	20,000	19,050
Household Finance Corp. 4.75% 2009	7,500	7,328
HSBC Finance Corp. 4.625% 2010	13,000	12,471
Household Finance Corp. 6.375% 2011	17,500	17,904
Household Finance Corp. 6.75% 2011	5,000	5,192
Household Finance Corp. 6.375% 2012	21,000	21,535
Household Finance Corp. 7.00% 2012	5,000	5,268
HSBC Finance Corp. 5.50% 2016	15,000	14,312
Midland Bank 5.875% Eurodollar note (undated)[3]	4,000	3,420
CIT Group Inc. 3.65% 2007	16,280	15,834
CIT Group Inc. 5.50% 2007	10,000	9,970
CIT Group Inc. 4.00% 2008	4,000	3,885
CIT Group Inc. 3.375% 2009	18,000	16,969
CIT Group Inc. 6.875% 2009	11,500	11,859
CIT Group Inc. 7.75% 2012	18,500	20,078
CIT Group Inc. 5.40% 2013	31,000	30,030
EOP Operating LP 6.75% 2008	10,495	10,645
EOP Operating LP 4.65% 2010	69,500	65,959
EOP Operating LP 8.10% 2010	3,750	4,036
EOP Operating LP 6.75% 2012	4,125	4,261
EOP Operating LP 4.75% 2014	7,500	6,813
J.P. Morgan Chase & Co. 4.50% 2010	10,000	9,509
J.P. Morgan Chase & Co. 6.625% 2012	4,500	4,665
J.P. Morgan Chase & Co. 5.75% 2013	4,000	3,965
J.P. Morgan Chase & Co. 4.891% 2015	42,100	40,575
Bank One Corp. 4.90% 2015	12,000	11,078
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.649% 2027[3]	7,500	7,231
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	2,750	2,858
USA Education, Inc. 5.625% 2007	31,995	31,962
SLM Corp., Series A, 3.95% 2008	7,500	7,220
SLM Corp., Series A, 4.00% 2009	8,000	7,692
SLM Corp., Series A, 4.50% 2010	5,500	5,248
SLM Corp., Series A, 5.375% 2013	13,000	12,578
SLM Corp., Series A, 5.375% 2014	10,000	9,597
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	3,063
Mangrove Bay Pass Through Trust 6.102% 2033[2,3]	69,635	66,608
Prudential Insurance Co. of America 6.375% 2006[2]	3,075	3,076
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	8,000	7,674
PRICOA Global Funding I 4.20% 2010[2]	16,000	15,211
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	13,483
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	19,500	23,207
Bank of America Corp. 4.375% 2010	11,000	10,462
MBNA America Bank, National Assn. 7.125% 2012	7,650	8,177
MBNA Corp., Series F, 6.125% 2013	3,500	3,556
BankAmerica Capital III, BankAmerica Corp., Series 3, 5.638% 2027[3]	22,500	21,879
MBNA Global Capital Funding, Series B, 5.949% 2027[3]	18,000	17,830
ProLogis Trust 7.05% 2006	4,000	4,001
ProLogis 5.50% 2012	20,000	19,494
ProLogis 5.50% 2013	11,860	11,525
ProLogis 5.625% 2015[2]	25,000	23,914
CNA Financial Corp. 5.85% 2014	44,000	41,572
CNA Financial Corp. 7.25% 2023	13,000	13,006
HBOS PLC, Series B, 5.92% (undated)[2,3]	54,200	50,019
Bank of Scotland 7.00% (undated)[2,3]	4,225	4,279
Developers Diversified Realty Corp. 3.875% 2009	16,500	15,714
Developers Diversified Realty Corp. 4.625% 2010	23,150	22,065
Developers Diversified Realty Corp. 5.50% 2015	13,000	12,261
ReliaStar Financial Corp. 8.00% 2006	9,250	9,316
ING Security Life Institutional Funding 2.70% 2007[2]	25,000	24,497
ING Groep NV 5.775% (undated)[3]	10,300	9,791
Kimco Realty Corp., Series C, 4.82% 2011	15,000	14,296
Kimco Realty Corp. 6.00% 2012	2,750	2,762
Kimco Realty Corp., Series C, 4.82% 2014	13,000	11,920
Kimco Realty Corp., Series C, 5.783% 2016	14,000	13,580
Citigroup Inc. 4.25% 2009	7,000	6,740
Citigroup Inc. 4.125% 2010	20,000	19,030
Citigroup Inc. 5.125% 2011	15,000	14,663
iStar Financial, Inc. 5.375% 2010	8,250	8,061
iStar Financial, Inc. 6.05% 2015	11,000	10,776
iStar Financial, Inc. 5.875% 2016	20,000	19,212
ACE INA Holdings Inc. 5.875% 2014	20,000	19,353
ACE Capital Trust II 9.70% 2030	13,055	16,123
Bank of Ireland 6.107% (undated)[2,3]	37,350	34,844
Lincoln National Corp. 7.00% 2066[3]	33,805	33,602
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[2,3]	32,750	33,454
Santander Issuances, SA Unipersonal 5.805% 2016[2,3]	20,000	19,854
Abbey National PLC 6.70% (undated)[3]	5,790	5,871
Abbey National PLC 7.35% (undated)[3]	4,500	4,527
ERP Operating LP 4.75% 2009	6,730	6,556
ERP Operating LP 5.375% 2016	25,000	23,508
Simon Property Group, LP 4.875% 2010	20,000	19,354
Simon Property Group, LP 4.875% 2010	5,500	5,309
Simon Property Group, LP 5.375% 2011	5,000	4,879
Wells Fargo & Co. 3.50% 2008	25,000	24,120
Wells Fargo & Co. 4.125% 2008	5,000	4,879
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[2,3]	28,500	27,092
Hospitality Properties Trust 6.75% 2013	18,345	18,798
Hospitality Properties Trust 6.30% 2016	6,500	6,414
US Bank National Assn. 4.40% 2008	25,000	24,464
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	25,925	24,221
Genworth Financial, Inc. 5.479% 2007[3]	22,000	22,040
Nationwide Life Insurance Co. 5.35% 2007[2]	6,000	5,990
North Front Pass Through Trust 5.81% 2024[2,3]	10,000	9,523
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,000	5,561
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	21,000	20,952
Zions Bancorporation 6.00% 2015	21,000	20,846
Travelers Property Casualty Corp. 5.00% 2013	10,000	9,522
St. Paul Travelers Companies, Inc. 6.25% 2016	11,000	10,973
Allstate Financial Global Funding LLC 5.25% 2007[2]	6,000	5,988
Allstate Financial Global Funding LLC 4.25% 2008[2]	14,225	13,829
Capital One Bank 4.875% 2008	20,000	19,712
Liberty Mutual Group Inc. 6.50% 2035[2]	21,990	19,259
Assurant, Inc. 5.625% 2014	20,000	19,214
UniCredito Italiano Capital Trust II 9.20% (undated)[2]	17,000	18,926
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	20,000	18,889
New York Life Global Funding 3.875% 2009[2]	13,500	12,943
New York Life Global Funding 4.625% 2010[2]	5,000	4,809
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	17,535
Downey Financial Corp. 6.50% 2014	16,880	16,596
American Express Co. 4.75% 2009	15,000	14,676
Countrywide Home Loans, Inc., Series M, 4.125% 2009	15,000	14,275
Resona Bank, Ltd. 5.85% (undated)[2,3]	15,000	13,981
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	14,000	13,319
United Dominion Realty Trust, Inc. 6.50% 2009	7,375	7,595
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,681
Principal Life Insurance Co. 3.20% 2009	14,000	13,194
Lazard Group LLC 7.125% 2015	12,875	13,033
Federal Realty Investment Trust 6.125% 2007	4,000	4,008
Federal Realty Investment Trust 4.50% 2011	8,500	7,955
First Industrial, LP 6.875% 2012	8,625	8,884
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	7,500	7,316
National Westminster Bank PLC 7.75% (undated)[3]	7,000	7,158
City National Corp. 5.125% 2013	7,000	6,691
Brandywine Operating Partnership, LP 5.75% 2012	5,250	5,145
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,761
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	4,000	4,153
Bank of Nova Scotia 5.125% 2085[3]	4,000	3,411
Den Norske CreditBank 5.50% (undated)[3]	3,000	2,701
Canadian Imperial Bank of Commerce 5.125% Eurodollar note 2085[3]	1,600	1,344
		2,217,368

ASSET-BACKED OBLIGATIONS[4]— 1.98%
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[2]	$22,000	$21,663
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,331
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	18,580	17,929
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	47,500	46,943
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	23,400	22,814
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	8,000	7,637
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	4,500	4,423
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	49,500	48,148
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	49,425	47,649
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	13,035
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	1,208	1,185
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	351	347
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[2]	9,636	9,454
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	9,836	9,654
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	18,000	17,795
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	9,000	8,831
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	9,233	9,175
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	10,000	9,562
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	8,500	8,087
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.623% 2033[3]	343	344
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.553% 2035[3]	19,047	19,083
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	9,819
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034	34,977	34,217
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[3]	10,000	9,745
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	17,150	16,686
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000	13,631
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	36,230	34,755
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[2]	8,606	8,492
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715% 2009[2]	4,144	4,113
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[2]	20,000	19,816
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 5.623% 2033[3]	7,753	7,767
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.823% 2034[3]	24,306	24,359
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 5.873% 2034[3]	30,000	30,373
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	29,550	28,771
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	12,782	12,649
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011	16,044	15,543
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	28,166	27,492
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 5.613% 2034[3]	12,363	12,380
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.853% 2034[3]	15,000	15,062
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500	24,711
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.603% 2033[3]	3,633	3,637
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.593% 2034[3]	14,819	14,841
CWABS, Inc., Series 2004-BC1, Class M-1, 5.823% 2034[3]	6,150	6,192
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	5,093	4,971
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	18,159	17,926
American Express Credit Account Master Trust, Series 2005-5, Class A, 5.239% 2013[3]	19,500	19,521
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4. 4.60% 2010	20,000	19,499
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	20,250	19,491
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.552% 2019[2,3]	16,959	16,959
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	15,644
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	1,986	1,986
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,985	1,940
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	12,000	11,674
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	15,504	15,026
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014[2]	14,921	14,450
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.849% 2016[3]	14,000	14,381
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	14,705	14,337
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250	13,972
Home Equity Asset Trust, Series 2004-2, Class M-1, 5.853% 2034[3]	11,000	11,065
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.723% 2034[3]	5,501	5,550
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.923% 2034[3]	4,459	4,476
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[2]	8,293	8,169
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 5.699% 2013[3]	7,000	7,028
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	6,928	6,885
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 6.023% 2033[3]	4,965	4,973
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 6.523% 2033[3]	1,890	1,894
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.633% 2035[3]	6,000	6,018
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	5,400	5,261
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	5,249	5,242
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	5,307	5,223
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.899% 2010[2,3]	5,000	5,023
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 5.823% 2024[3]	4,947	4,958
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	4,426	4,467
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B, 5.749% 2011[3]	4,000	4,007
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.643% 2034[3]	3,021	3,025
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	3,000	2,905
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	1,581	1,572
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	748	748
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 5.403% 2035[3]	1,127	1,127
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[2]	790	783
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	632	624
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[2]	574	563
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1, Series 1997-1, Class A-7, 6.42% 2008	448	450
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008	311	312
		1,030,265

CONSUMER DISCRETIONARY — 1.73%
Comcast Cable Communications, Inc. 8.375% 2007	19,000	19,404
Comcast Cable Communications, Inc. 6.875% 2009	13,000	13,385
Comcast Corp. 5.45% 2010	25,000	24,623
Comcast Cable Communications, Inc. 6.75% 2011	15,000	15,494
Comcast Corp. 5.85% 2015	13,000	12,542
Comcast Corp. 6.50% 2015	20,750	20,947
TCI Communications, Inc. 8.75% 2015	2,670	3,056
Residential Capital Corp. 6.168% 2009[3]	14,500	14,474
Residential Capital Corp. 6.375% 2010	43,500	42,945
Residential Capital Corp. 6.00% 2011	15,000	14,549
Residential Capital Corp. 6.50% 2013	12,000	11,792
AOL Time Warner Inc. 6.875% 2012	54,750	56,650
AOL Time Warner Inc. 7.625% 2031	13,000	14,038
Toll Brothers, Inc. 4.95% 2014	35,000	30,634
Toll Brothers, Inc. 5.15% 2015	39,000	34,094
Cox Communications, Inc. 7.75% 2006	10,000	10,017
Cox Communications, Inc. 4.625% 2010	25,000	23,865
Cox Communications, Inc. 7.75% 2010	15,000	15,899
Cox Communications, Inc. 5.45% 2014	15,500	14,355
Viacom Inc. 5.75% 2011[2]	47,000	46,212
Viacom Inc. 6.25% 2016[2]	13,000	12,643
News America Holding Inc. 9.25% 2013	17,500	20,288
News America Inc. 5.30% 2014	8,750	8,317
News America Inc. 6.40% 2035	29,000	26,907
Pulte Homes, Inc. 4.875% 2009	21,625	20,875
Pulte Homes, Inc. 7.875% 2011	10,000	10,506
Pulte Homes, Inc. 6.25% 2013	5,000	4,874
Pulte Homes, Inc. 5.20% 2015	10,000	8,933
Pulte Homes, Inc. 7.875% 2032	5,000	5,153
DaimlerChrysler North America Holding Corp. 4.75% 2008	10,000	9,840
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,097
DaimlerChrysler North America Holding Corp. 4.875% 2010	7,250	6,936
DaimlerChrysler North America Holding Corp. 7.75% 2011	13,160	13,905
DaimlerChrysler North America Holding Corp. 6.50% 2013	9,155	9,163
Johnson Controls, Inc. 5.50% 2016	36,000	34,219
Harrah’s Operating Co., Inc. 5.50% 2010	14,375	14,037
Harrah’s Operating Co., Inc. 6.50% 2016	7,000	6,833
Harrah’s Operating Co., Inc. 5.75% 2017	14,000	12,779
May Department Stores Co. 3.95% 2007	12,000	11,768
May Department Stores Co. 4.80% 2009	20,000	19,464
Clear Channel Communications, Inc. 6.00% 2006	2,000	2,000
Clear Channel Communications, Inc. 4.625% 2008	15,000	14,695
Chancellor Media Corp. of Los Angeles 8.00% 2008	9,500	9,882
Centex Corp. 5.25% 2015	23,500	21,139
American Honda Finance Corp. 5.125% 2010[2]	20,500	20,015
Omnicom Group Inc. 5.90% 2016	20,000	19,187
Royal Caribbean Cruises Ltd. 7.25% 2016	18,000	17,915
Seminole Tribe of Florida 5.798% 2013[2,4]	16,750	16,246
Viacom Inc. 5.625% 2007	7,500	7,493
Viacom Inc. 7.70% 2010	8,000	8,518
Thomson Corp. 5.50% 2035	17,300	15,002
Marriott International, Inc., Series F, 4.625% 2012	14,945	13,805
D.R. Horton, Inc. 6.50% 2016	14,000	13,485
Hyatt Equities, LLC 6.875% 2007[2]	12,760	12,839
Carnival Corp. 3.75% 2007	5,000	4,860
MDC Holdings, Inc. 5.50% 2013	5,000	4,570
Ryland Group, Inc. 5.375% 2012	2,750	2,542
		903,705

TELECOMMUNICATION SERVICES — 1.46%
Sprint Capital Corp. 7.625% 2011	11,000	11,720
Nextel Communications, Inc., Series E, 6.875% 2013	74,923	75,445
Nextel Communications, Inc., Series D, 7.375% 2015	73,577	74,943
Sprint Capital Corp. 6.875% 2028	5,000	5,051
SBC Communications Inc. 5.38% 2008[3]	13,750	13,788
SBC Communications Inc. 4.125% 2009	22,420	21,316
SBC Communications Inc. 6.25% 2011	15,000	15,171
SBC Communications Inc. 5.10% 2014	15,000	13,938
SBC Communications Inc. 5.625% 2016	40,000	37,986
SBC Communications Inc. 6.15% 2034	15,000	13,810
SBC Communications Inc. 6.45% 2034	40,000	38,142
BellSouth Corp. 4.20% 2009	25,000	23,851
BellSouth Corp. 4.75% 2012	18,750	17,409
BellSouth Capital Funding Corp. 7.875% 2030	51,500	56,511
BellSouth Corp. 6.00% 2034	27,500	24,515
Cingular Wireless LLC 5.625% 2006	5,000	5,001
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,121
AT&T Wireless Services, Inc. 8.125% 2012	45,230	49,831
Telecom Italia Capital SA, Series A, 4.00% 2008	20,000	19,196
Telecom Italia Capital SA 4.95% 2014	21,250	19,055
Telecom Italia Capital SA 5.25% 2015	22,000	19,948
Verizon Global Funding Corp. 7.25% 2010	30,000	31,447
Verizon Global Funding Corp. 7.75% 2030	18,200	19,685
Koninklijke KPN NV 8.00% 2010	27,500	29,195
Telefónica Emisiones, SAU 7.045% 2036	28,000	28,072
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	27,375	27,348
PCCW-HKT Capital Ltd. 8.00% 2011[2,3]	15,000	16,087
Deutsche Telekom International Finance BV 8.25% 2030[3]	10,000	11,578
France Télécom 7.75% 2011[3]	10,000	10,753
Singapore Telecommunications Ltd. 6.375% 2011[2]	10,000	10,189
Embarq Corp. 6.738% 2013	5,000	4,992
		759,094

INDUSTRIALS — 1.04%
General Electric Capital Corp., Series A, 5.00% 2007	20,000	19,891
General Electric Capital Corp., Series A, 5.375% 2007	7,000	6,993
General Electric Capital Corp., Series A, 3.50% 2008	13,000	12,536
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,102
General Electric Co. 5.00% 2013	23,000	22,061
General Electric Capital Corp., Series A, 5.223% 2016[3]	20,000	20,025
General Electric Capital Corp., Series A, 5.53% 2026[3]	20,000	20,064
Cendant Corp. 6.875% 2006	10,835	10,846
Cendant Corp. 6.25% 2008	11,750	11,860
Cendant Corp. 7.375% 2013	35,205	38,569
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[4]	29,550	29,876
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	22,445	22,829
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]	30,129	30,897
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,4]	20,601	21,226
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	5,000	4,993
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[4]	3,085	3,150
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[4]	300	308
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	3,060	3,045
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	6,203	6,232
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	13,127	13,009
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	1,919	1,970
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	223	222
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	16,295	17,034
John Deere Capital Corp., Series D, 4.375% 2008	7,500	7,347
John Deere Capital Corp., Series D, 3.75% 2009	12,000	11,477
John Deere Capital Corp., Series D, 4.125% 2010	20,000	19,006
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014[2,4]	10,000	9,535
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[4]	6,685	6,817
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025[4]	19,211	18,550
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[4]	7,239	6,845
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	8,118	8,277
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	3,000	3,120
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	15,650	16,599
Hutchison Whampoa International Ltd. 6.50% 2013[2]	31,500	31,937
Northrop Grumman Corp. 4.079% 2006	25,000	24,859
Southwest Airlines Co. 6.50% 2012	9,500	9,709
Southwest Airlines Co. 5.25% 2014	12,500	11,786
Raytheon Co. 4.85% 2011	20,000	19,278
Canadian National Railway Co. 4.25% 2009	9,550	9,176
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	1,759	1,715
		541,771

UTILITIES — 0.74%
MidAmerican Energy Holdings Co. 5.00% 2014	18,000	16,845
MidAmerican Energy Holdings Co. 6.125% 2036[2]	34,875	32,707
Exelon Corp. 4.45% 2010	20,000	19,050
Exelon Generation Co., LLC 6.95% 2011	19,520	20,374
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,025
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014	11,500	10,733
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	18,938
Alabama Power Co., Series FF, 5.20% 2016	32,000	30,398
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-B, 5.249% 2009[3]	15,000	15,011
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	14,913
Duke Capital LLC 4.331% 2006	9,700	9,658
Duke Capital Corp. 6.25% 2013	10,000	10,110
Duke Capital Corp. 5.50% 2014	9,000	8,672
Ameren Corp. 4.263% 2007	12,150	11,991
Cilcorp Inc. 8.70% 2009	13,000	14,025
American Electric Power Co., Inc. 4.709% 2007[3]	7,500	7,410
Appalachian Power Co., Series G, 3.60% 2008	9,000	8,659
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,677
Scottish Power PLC 5.375% 2015	20,000	19,013
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	6,250	6,234
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	5,250	5,124
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,313
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000	14,624
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	14,375
PSEG Power LLC 3.75% 2009	14,700	13,937
SP PowerAssets Ltd. 3.80% 2008[2]	11,500	11,018
Constellation Energy Group, Inc. 6.125% 2009	8,750	8,814
Oncor Electric Delivery Co. 6.375% 2012	8,600	8,691
NiSource Finance Corp. 6.15% 2013	6,000	6,028
Kern River Funding Corp. 4.893% 2018[2,4]	6,020	5,677
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	5,365	5,266
		388,310

INFORMATION TECHNOLOGY — 0.36%
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	63,250	62,484
Electronic Data Systems Corp. 7.45% 2029	26,594	27,473
Cisco Systems, Inc. 5.25% 2011	59,500	58,456
Oracle Corp. 5.00% 2011	30,000	28,981
Motorola, Inc. 5.22% 2097	10,314	7,780
Sabre Holdings Corp. 6.35% 2016	1,215	1,138
		186,312

HEALTH CARE — 0.31%
Cardinal Health, Inc. 6.75% 2011	7,750	7,954
Cardinal Health, Inc. 4.00% 2015	50,000	42,704
Cardinal Health, Inc. 5.85% 2017	15,000	14,331
Humana Inc. 7.25% 2006	14,900	14,909
Humana Inc. 6.45% 2016	14,200	14,081
Amgen Inc. 4.00% 2009	21,000	19,977
Wyeth 5.50% 2016	17,000	16,260
Aetna Inc. 5.75% 2011	5,500	5,467
Aetna Inc. 7.875% 2011	10,000	10,787
UnitedHealth Group Inc. 3.75% 2009	15,000	14,304
		160,774

MATERIALS — 0.30%
International Paper Co. 5.85% 2012	67,445	66,490
International Paper Co. 5.50% 2014	13,000	12,312
Norske Skogindustrier ASA 7.625% 2011[2]	22,950	23,204
Norske Skogindustrier ASA 6.125% 2015[2]	10,950	9,811
Weyerhaeuser Co. 7.375% 2032	28,000	28,430
Stora Enso Oyj 7.25% 2036[2]	10,000	9,791
SCA Coordination Center NV 4.50% 2015[2]	6,750	5,866
		155,904

ENERGY — 0.25%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	11,035	10,601
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	22,000	20,550
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	20,000	18,676
Energy Transfer Partners, LP 5.65% 2012	11,000	10,629
Energy Transfer Partners, LP 5.95% 2015	18,885	18,216
Enterprise Products Operating LP 6.875% 2033	15,000	14,711
Sunoco, Inc. 4.875% 2014	15,000	13,786
Devon Financing Corp., ULC 6.875% 2011	10,000	10,408
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,4]	10,222	10,002
OXYMAR 7.50% 2016[2,4]	4,000	4,191
		131,770

MUNICIPALS — 0.21%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	43,070	46,590
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	19,366	18,882
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,165	13,967
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	10,835	11,121
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	9,880	10,746
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds, Series 2005-B, FGIC insured, 4.06% 2010	5,000	4,706
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,316	4,289
		110,301

NON U.S. GOVERNMENT — 0.13%
United Mexican States Government Global 5.625% 2017	14,000	13,055
United Mexican States Government Global 6.75% 2034	50,000	48,750
State of Qatar 9.75% 2030	5,000	6,975
		68,780

CONSUMER STAPLES — 0.08%
CVS Corp. 6.117% 2013[2,4]	9,419	9,356
CVS Corp. 5.298% 2027[2,4]	6,837	6,312
Tyson Foods, Inc. 6.60% 2016	14,000	13,709
Molson Coors Capital Finance ULC 4.85% 2010	10,000	9,636
Costco Wholesale Corp. 5.50% 2007	4,750	4,737
		43,750

Total bonds & notes (cost: $16,413,583,000)		16,022,574

	Principal amount	Market value
Short-term securities — 5.34%	(000)	(000)

Federal Home Loan Bank 4.86%-5.295% due 7/14-9/29/2006	$211,201	$ 210,220
Federal Home Loan Bank 5.005%-5.083% due 8/11-8/25/2006[6]	149,800	148,841
Clipper Receivables Co., LLC 4.96%-5.13% due 7/10-7/24/2006[2]	219,100	218,621
State Street Corp. 5.02% due 7/31/2006	50,000	49,785
Park Avenue Receivables Co., LLC 5.13% due 7/27/2006[2]	49,100	48,911
Park Avenue Receivables Co., LLC 5.15%-5.23% due 8/4-8/23/2006[2,6]	100,568	99,998
Preferred Receivables Funding Corp. 5.01% due 7/7/2006[2]	51,376	51,326
Variable Funding Capital Corp. 4.99%-5.16% due 7/7-7/28/2006[2]	119,100	118,711
Variable Funding Capital Corp. 5.30% due 8/25/2006[2,6]	41,800	41,455
International Lease Finance Corp. 5.27% due 8/23-8/24/2006[6]	100,000	99,222
International Lease Finance Corp. 5.28% due 9/7/2006	50,000	49,494
Bank of America Corp. 5.02%-5.065% due 7/17-7/24/2006	75,000	74,797
Bank of America Corp. 5.165%-5.28% due 8/18-8/21/2006[6]	70,000	69,504
HSBC Finance Corp. 4.95%-5.02% due 7/17-7/26/2006	56,700	56,532
HSBC Finance Corp. 5.32% due 8/30/2006[6]	45,600	45,207
General Dynamics Corp. 5.17% due 9/12/2006[2]	25,000	24,735
General Dynamics Corp. 5.10%-5.13% due 8/9-8/15/2006[2,6]	75,000	74,561
Edison Asset Securitization LLC 5.08%-5.26% due 8/17/2006[2,6]	50,000	49,658
General Electric Capital Services, Inc. 5.28% due 8/28/2006[6]	50,000	49,572
CAFCO, LLC 5.03%-5.10% due 7/13-8/1/2006[2]	98,600	98,284
Caterpillar Financial Services Corp. 4.95%-5.05% due 7/3-7/13/2006	56,600	56,534
Caterpillar Financial Services Corp. 5.10% due 8/7/2006[6]	36,000	35,806
IBM Capital Inc. 5.14%-5.15% due 9/8-9/11/2006[2]	92,945	91,995
Concentrate Manufacturing Co. of Ireland 5.20%-5.22% due 7/21-7/24/2006[2]	87,500	87,212
Atlantic Industries 4.94% due 7/14/2006[2]	48,882	48,790
Atlantic Industries 5.20% due 8/3/2006[2,6]	30,000	29,853
E.I. duPont de Nemours and Co. 4.98%-5.05% due 7/21-7/25/2006[2]	75,000	74,751
Hewlett-Packard Co. 5.21% due 7/28-7/31/2006[2]	70,000	69,706
Triple-A One Funding Corp. 5.01%-5.12% due 7/7-7/12/2006[2]	65,950	65,860
Gannett Co. 5.00%-5.15% due 7/7-7/14/2006[2]	55,000	54,902
Three Pillars Funding, LLC 5.11% due 7/11/2006[2]	54,291	54,206
UnionBanCal Commercial Funding Corp. 4.99% due 7/18/2006	28,300	28,229
UnionBanCal Commercial Funding Corp. 5.01% due 8/1/2006[6]	25,000	24,889
Wal-Mart Stores Inc. 4.92% due 7/25/2006[2]	50,000	49,827
FCAR Owner Trust I 5.11% due 7/12/2006	25,000	24,957
FCAR Owner Trust I 5.17% due 8/4/2006[6]	20,000	19,899
NetJets Inc. 5.11% due 8/8/2006[2,6]	40,000	39,778
Harvard University 5.07% due 8/14/2006[6]	35,000	34,765
Federal Farm Credit Banks 5.03% due 8/31/2006	35,000	34,695
Anheuser-Busch Companies, Inc. 4.83% due 7/11/2006[2]	28,500	28,457
Scripps (E.W.) Co. 5.00% due 7/6/2006[2]	15,300	15,287
Scripps (E.W.) Co. 5.23% due 8/15/2006[2,6]	10,000	9,933
Kimberly-Clark Worldwide Inc. 4.97% due 7/6/2006[2]	25,000	24,979
Freddie Mac 5.01% due 9/5/2006	25,000	24,764
Fannie Mae 5.07%-5.28% due 8/30-9/27/2006	20,700	20,467
Hershey Co. 5.05% due 7/27/2006[2]	20,000	19,924
Harley-Davidson Funding Corp. 5.09% due 7/28/2006[2]	9,000	8,964
Harley-Davidson Funding Corp. 5.11% due 8/11/2006[2,6]	10,400	10,338
USAA Capital Corp. 4.98% due 8/15/2006[6]	18,200	18,080

Total short-term securities (cost: $2,787,260,000)		2,787,281

Total investment securities (cost: $49,012,216,000)		52,778,775
Other assets less liabilities		(627,301)

Net assets		$52,151,474

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,631,916,000, which represented 6.96% of the net assets of the fund.
3 Coupon rate may change periodically.
4 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
5 Index-linked bond whose principal amount moves with a government retail price index.
6 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

MFGEFP-911-0806-S6922

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: September 7, 2006

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and PFO

Date: September 7, 2006